Related Party Transactions - Additional Information (Detail) $ / shares in Units, $ in Millions								3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 12, 2020 USD ($)	Sep. 21, 2020 USD ($) $ / shares shares	Sep. 12, 2020	Oct. 01, 2018 USD ($) $ / shares	Oct. 02, 2017	Feb. 01, 2017 USD ($) StorageFacility $ / shares shares	Oct. 01, 2015 USD ($)	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) StorageFacility Employee $ / shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) StorageFacility Employee $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Nov. 11, 2020 USD ($)	Nov. 04, 2020 USD ($)	Oct. 29, 2020 USD ($)	Oct. 29, 2019 USD ($)	Feb. 01, 2017 CAD ($)
Related Party Transaction [Line Items]
Maximum purchase commitment amount																			$ 200,000,000
Redemption of preferred units										$ (200,000)			$ (200,000)
Number of self storage professionals acquired | Employee											350		350
Sale commission fees percentage of proceed from Primary Offering											2.00%
Maximum dealer manager commission fee percentage of proceeds from Primary Offering											3.00%		3.00%
Underwriting commission											10.00%		10.00%
Self storage rental revenue								$ 31,363,122	$ 29,588,014		$ 91,130,790	$ 79,451,856	$ 109,528,549	$ 80,412,257	$ 76,108,906
Number of self storage facilities | StorageFacility											112		112
Consideration per share of common stock | $ / shares						$ 11.0651
Debt Instrument Carrying Amount								717,069,469			$ 717,069,469		$ 719,769,887
Acquisition assumed other net liabilities						$ 800,000
Due to affiliates								818,665			818,665		1,624,474	2,203,837
Managed REIT Property Management Agreement [Member]
Related Party Transaction [Line Items]
Investment management revenue											$ 3,750
Property management fee, percent fee of gross revenues											6.00%
One time fee for former external property managers											$ 3,750
SST IV Property Manager | Managed REIT Property Management Agreement [Member]
Related Party Transaction [Line Items]
Construction management fee											5.00%
Cost of construction or capital improvement work											$ 10,000
Toronto Merger
Related Party Transaction [Line Items]
Number of self storage facilities | StorageFacility						5
Strategic Storage Trust IV, Inc.
Related Party Transaction [Line Items]
Receivables due from related parties								314,000			314,000		100,000
Strategic Storage Growth Trust, Inc
Related Party Transaction [Line Items]
Common Stock, par value | $ / shares				$ 0.001
Cash				$ 346,231,561
Debt Instrument Carrying Amount				$ 19,000,000
Receivables due from related parties								6,000			6,000		175,000
Tenant Programs
Related Party Transaction [Line Items]
Operating revenue								$ 1,200,000	$ 1,000,000		$ 3,100,000	$ 2,000,000	$ 2,900,000	1,500,000	300,000
Tenant Programs | TRS subsidiary
Related Party Transaction [Line Items]
Percentage of ownership interest in joint venture								50.00%			50.00%		50.00%
Percentage of net economics generated from tenant insurance received under terms of joint venture agreement											50.00%		50.00%
Auction Company
Related Party Transaction [Line Items]
Percentage of limited partnership interests													50.00%
Self storage rental revenue													$ 45,000	$ 43,000	$ 0
Type of Revenue [Extensible List]													us-gaap:ShareholderServiceMember	us-gaap:ShareholderServiceMember
Class A Common stock
Related Party Transaction [Line Items]
Sale commission fees percentage of proceed from Primary Offering											7.00%		7.00%
Common Stock, par value | $ / shares								$ 0.001			$ 0.001		$ 0.001	$ 0.001
Class T Common stock
Related Party Transaction [Line Items]
Sale commission fees percentage of proceed from Primary Offering													2.00%
Monthly stockholder servicing fee accrual description											accrues daily in an amount equal to 1/365th of 1% of the purchase price per share	accrues daily in an amount equal to 1/365th of 1% of the purchase price per share	accrues daily in an amount equal to 1/365th of 1% of the purchase price per share
Common Stock, par value | $ / shares								$ 0.001			$ 0.001		$ 0.001	$ 0.001
Minimum | Managed REIT Property Management Agreement [Member]
Related Party Transaction [Line Items]
Our former external property management fee											$ 3,000
Primary Offering Former Dealer Manager Agreement | Class A Common stock
Related Party Transaction [Line Items]
Percentage of gross proceeds from sale of shares											10.00%
Primary Offering Former Dealer Manager Agreement | Class T Common stock
Related Party Transaction [Line Items]
Percentage of gross proceeds from sale of shares											10.00%
SSGT II Unit Purchase Agreement
Related Party Transaction [Line Items]
Description of preferred investor distributions											The Preferred Investor will receive distributions, payable monthly in arrears, at a rate of 7.25% per annum from the date of investment until 180 days after the date of investment, 8.25% per annum from 181 days after the date of investment until 360 days after the date of investment, and 9.25% per annum thereafter (collectively, the “Pay Rate”). The proceeds of the SSGT II Investment may be used by SSGT II OP to finance self-storage acquisition, development, and improvement activities, and working capital or other general partnership purposes. Each SSGT II Preferred Unit has a liquidation preference of $25.00, plus all accumulated and unpaid distributions. The foregoing distributions shall be payable monthly, and calculated on an actual/360 day basis, and any unpaid distributions shall accrue at the applicable Pay Rate.
Maximum purchase units of limited partnership interest | shares		1,600,000
Maximum purchase commitment amount		$ 40,000,000
Percentage of investment fee due upon closing each tranche		1.00%
Preferred stock, liquidation preference per unit | $ / shares		$ 25.00
Investment of preferred investor		$ 6,500,000
Additional preferred investments in operating partnership								$ 33,500,000			$ 33,500,000
Income related to preferred units								$ 13,000			$ 13,000
Advisory Agreement
Related Party Transaction [Line Items]
Gross proceeds from offering, threshold percentage of expenses for reimbursement													15.00%
Reimbursement of offering cost													$ 0
Rate of acquisition fees of purchase price of contract								1.75%			1.75%		1.75%
Monthly asset management fee											0.05208%		0.05208%
Monthly asset management fee one twelfth of less than one percentage of average invested assets											one-twelfth of 0.625%		one-twelfth of 0.625%
Disposition fees percentage of sale price of property													1.00%
Operating expenses reimbursement percentage of average investment in assets													2.00%
Operating expenses reimbursement percentage of net income													25.00%
Advisory Agreement | Maximum
Related Party Transaction [Line Items]
Commission percentage of sale price of property													6.00%
Primary Offering Dealer Manager Agreement | Class A Common stock
Related Party Transaction [Line Items]
Percentage of gross proceeds from sale of shares											10.00%		10.00%
Primary Offering Dealer Manager Agreement | Class T Common stock
Related Party Transaction [Line Items]
Percentage of gross proceeds from sale of shares											10.00%		10.00%
SmartStop Asset Management
Related Party Transaction [Line Items]
Gross proceeds from offering, threshold percentage of expenses for reimbursement													15.00%
Percentage of non-voting equity owned											15.00%		15.00%
SmartStop Asset Management | Strategic Transfer Agent Services, LLC
Related Party Transaction [Line Items]
Percentage of membership interest											100.00%		100.00%
Transfer Agent Agreement
Related Party Transaction [Line Items]
Transfer agent agreement term											3 years		3 years
Transfer agent renewal agreement term											1 year		1 year
Transfer agent agreement termination description											The initial term of the transfer agent agreement is three years, which term will be automatically renewed for one year successive terms, but either party may terminate the transfer agent agreement upon 90 days prior written notice. In the event that we terminate the transfer agent agreement, other than for cause, we will pay our transfer agent all amounts that would have otherwise accrued during the remaining term of the transfer agent agreement; provided, however, that when calculating the remaining months in the term for such purposes, such term is deemed to be a 12 month period starting from the date of the most recent annual anniversary date.		The initial term of the transfer agent agreement is three years, which term will be automatically renewed for one year successive terms, but either party may terminate the transfer agent agreement upon 90 days prior written notice. In the event that we terminate the transfer agent agreement, other than for cause, we will pay our transfer agent all amounts that would have otherwise accrued during the remaining term of the transfer agent agreement; provided, however, that when calculating the remaining months in the term for such purposes, such term is deemed to be a 12 month period starting from the date of the most recent annual anniversary date.
Property Management Agreement
Related Party Transaction [Line Items]
Number of self storage professionals acquired | Employee													350
Agreement termination date					Oct. 01, 2017
Percentage of fee of former external property managers											6.00%		6.00%
Construction management fee											5.00%		5.00%
Cost of construction or capital improvement work											$ 10,000		$ 10,000
Investment management revenue											3,750		3,750
One time fee for former external property managers											3,750		$ 3,750
Property Management Agreement | SST IV Property Manager
Related Party Transaction [Line Items]
Construction management fee													5.00%
Cost of construction or capital improvement work													$ 10,000
Property Management Agreement | Minimum
Related Party Transaction [Line Items]
Our former external property management fee											$ 3,000		$ 3,000
Strategic Storage Property Management II, LLC
Related Party Transaction [Line Items]
Agreement date							Oct. 01, 2015
Property management agreement termination description															The property management agreements had a three year term and automatically renewed for successive one year periods thereafter, unless we or our Former External Property Manager provided prior written notice at least 90 days prior to the expiration of the term. In general, if we terminated a property management agreement without cause during the initial three year term, we would have been required to pay our Former External Property Manager a termination fee equal to the Set-Up Amount, reduced by 1/36th of the Set-Up Amount for every full month of the term that had elapsed. After the end of the initial three year term, we could have terminated a property management agreement on 30 days prior written notice without payment of a termination fee. Our Formal External Property Manager could have terminated a property management agreement on 60 days prior written notice to us.
Strategic Storage Property Management II, LLC | Maximum
Related Party Transaction [Line Items]
Signage and set-up costs associated with converting each property to extra space brand							$ 25,000
Strategic Storage Property Management II, LLC | Minimum
Related Party Transaction [Line Items]
Our former external property management fee							2,500
Percentage of fee of former external property managers							6
Strategic Storage Trust Sub Property Management Limited Liability Company
Related Party Transaction [Line Items]
Property management agreement termination description															The sub-property management agreements also had a three year term and automatically renewed for successive one year periods thereafter, unless our Former External Property Manager or Extra Space provided prior written notice at least 90 days prior to the expiration of the term. In general, if our Former External Property Manager terminated a sub-property management agreement without cause during the initial three year term, it would have been required to pay Extra Space a termination fee equal to the Set-Up Amount, reduced by 1/36th of the Set-Up Amount for every full month of the term that had elapsed. After the end of the initial three year term, our Former External Property Manager could have terminated a sub-property management agreement on 30 days prior written notice without payment of a termination fee. Extra Space could have terminated a sub-property management agreement on 60 days prior written notice to our Former External Property Manager.
Sub property management agreement description													Under the sub-property management agreements, our Formal External Property Manager paid Extra Space a monthly management fee for each property equal to the greater of $2,500 or 6% of the gross revenues, plus reimbursement of Extra Space’s costs of managing the properties; provided, however that no management fee was due and payable to Extra Space for the months of January and July each year during the term.
Strategic Storage Trust Sub Property Management Limited Liability Company | Minimum
Related Party Transaction [Line Items]
Our former external property management fee							2,500
Percentage of fee of former external property managers							$ 6
Termination of Sub-property Manager | Property Operating Expenses Affiliates
Related Party Transaction [Line Items]
Agreement termination date					Oct. 01, 2017
Percentage of fee of former external property managers															$ 800,000
Former External Property Manager's Affiliate | Tenant Programs
Related Party Transaction [Line Items]
Percentage of ownership interest in joint venture								50.00%			50.00%
Percentage of net economics generated from tenant insurance received under terms of joint venture agreement											50.00%
SS Toronto | Toronto Merger
Related Party Transaction [Line Items]
Common Stock, par value | $ / shares						$ 0.001
Cash						$ 7,300,000
Debt Instrument Carrying Amount						38,400,000														$ 50.1
Repayment of outstanding debt and accrued interest						33,100,000
Business acquisition fees paid to advisor						$ 0
SS Toronto | Toronto Merger | Term Loan
Related Party Transaction [Line Items]
Guarantee obligations																				34.8
SS Toronto | Toronto Merger | Promissory Notes
Related Party Transaction [Line Items]
Guarantee obligations																				$ 17.7
SS Toronto | Toronto Merger | Class A Units of Operating Partnership
Related Party Transaction [Line Items]
Operating partnership units issued per share of common stock						0.7311%
Business acquisition partnership units issued | shares						483,197
SST IV Advisor
Related Party Transaction [Line Items]
Gross proceeds from offering, threshold percentage of expenses for reimbursement								15.00%			15.00%		15.00%
Monthly asset management fee											0.0833%		0.0833%
Monthly asset management fee one twelfth of less than one percentage of average invested assets											one-twelfth of 1%		one-twelfth of 1%
Operating expenses reimbursement percentage of average investment in assets											2.00%		2.00%
Operating expenses reimbursement percentage of net income											25.00%		25.00%
Maximum period for reimbursement of offering cost											60 days		60 days
Maximum offering cost rate			3.50%								3.50%		3.50%
SST IV Advisor | Class W
Related Party Transaction [Line Items]
Percentage of offering cost without reimbursement											1.15%		1.15%
Organization and offering costs not reimbursed								$ 0			$ 25,000		$ 41,000
SST IV Advisor | Maximum
Related Party Transaction [Line Items]
Gross proceeds from offering, threshold percentage of expenses for reimbursement			15.00%
SSGT II Advisor
Related Party Transaction [Line Items]
Monthly asset management fee											0.1042%		0.1042%
Monthly asset management fee one twelfth of less than one percentage of average invested assets												one-twelfth of 1.25%	one-twelfth of 1.25%
Percentage of distribution from operating partnership											10.00%		10.00%
Annual aggregate distribution percentage											5.00%		5.00%
Administrative Services Agreement
Related Party Transaction [Line Items]
Receivables due from related parties								37,000			$ 37,000
Administrative service fees													$ 2,100,000
Due to affiliates													300,000
Administrative Services Agreement | Managed REIT Platform Expenses
Related Party Transaction [Line Items]
Administrative service fees								82,000			1,900,000
Reimbursements of administrative service fees								$ 100,000			$ 300,000		200,000
Administrative Services Agreement | Rent and Overhead for Portion in Ladera Office
Related Party Transaction [Line Items]
Reimbursements of administrative service fees													$ 100,000
Subsequent Event [Member] | SSGT II Unit Purchase Agreement
Related Party Transaction [Line Items]
Investment of preferred investor	$ 13,500,000															$ 32,500,000
Additional preferred investments in operating partnership																$ 7,500,000	$ 13,000,000	$ 13,000,000
Redemption of preferred units	$ 19,000,000
Investment Until 180 Days | SSGT II Unit Purchase Agreement
Related Party Transaction [Line Items]
Rate of distributions payable monthly in arrears		7.25%
Investment Thereafter | SSGT II Unit Purchase Agreement
Related Party Transaction [Line Items]
Rate of distributions payable monthly in arrears		9.25%
Investment After 181 Days Until 360 Days | SSGT II Unit Purchase Agreement
Related Party Transaction [Line Items]
Rate of distributions payable monthly in arrears		8.25%